CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ 4,522,474	$ (1,568,382)	$ 14,572,376
Adjustments to reconcile net income (loss) to net cash used in operating activities
Equity in earnings of equity method investments, net of tax	(78,362)	(5,604)	(3,062)
Loss on disposal of an equity method investment		5,584
Share-based compensation expenses	3,958,407	4,803,163	3,647,144
Provision for bad debt	336,225	33,279	826,078
Other income	(285,716)	(285,714)	(285,714)
Depreciation and amortization	5,723,479	4,370,679	2,711,958
Loss from disposal of property and equipment	69,924	2,265	191,705
Amortization of distribution rights	15,289,287	2,792,844	2,331,266
Amortization of production costs	27,474,082	41,774,480	37,116,065
Impairment of production costs and distribution rights	3,168,417	2,280,198
Changes in assets and liabilities:
Accounts receivable	1,891,074	1,543,005	(25,593,187)
Prepaid expenses and other current assets	7,058,552	1,163,197	(13,991,376)
Distribution rights	(11,347,920)	(9,731,283)	(3,643,433)
Production costs	(77,563,238)	(64,758,806)	(40,367,979)
Inventories	(27,409)	(45,047)	(47,732)
Amounts due from related parties	(164,168)	47,019	1,289,087
Accounts payable	(8,671,643)	4,048,508	13,062,884
Deferred income	821,687	42,031	939,673
Accrued expenses and other current liabilities	3,382,142	3,019,017	9,773,047
Amounts due to related parties	878,337	579,148	(674,011)
Income taxes payable	3,931,523	1,587,546	396,418
Deferred income taxes	(360,387)	(1,146,761)	(88,364)
Film participation financing liabilities	(1,561,688)	(15,235)	76,701
Net cash provided by (used in) operating activities	(21,554,921)	(9,464,869)	2,239,544
Cash flows from investing activities:
Acquisition of business, net of cash acquired of US$1,379,343, nil and nil, as of December 31, 2011, 2012 and 2013, respectively			(24,205,450)
Purchase of property and equipment	(9,662,056)	(17,582,818)	(9,722,708)
Deposits paid for acquisition of property and equipment			(2,478,320)
Prepayment for an cost method investment			(1,200,000)
Purchase of cost method investments	(180,000)		(62,909)
Disposal of an equity method investment		55,020
Purchase of equity method investments	(25,892,609)
Loan to a producer of TV series			386,835
Loans repayment from third parties			2,571,208
Amounts loaned to third parties		(90,469)
Amounts loaned to related parties			(4,010,439)
(Purchase) maturity of term deposit		6,037,761	(6,038,107)
Deposit of restricted cash	(25,586,256)	(599,952)	(4,066,162)
Net cash used in investing activities	(61,320,921)	(12,180,458)	(48,826,052)
Cash flows from financing activities:
Payment of issuance cost in connection with Initial Public Offering			(350,000)
Proceeds from exercise of options	2,497,943	1,822,937	172,324
Payment of deferred consideration for acquisition of business		(2,378,008)
Amount due to related parties and third parties	(880,174)	2,009,793	(6,690,382)
Proceeds from bank borrowings	67,510,868	38,974,694	12,302,434
Repayments of bank borrowings	(18,202,865)	(21,142,272)	(22,566,691)
Proceeds from film participation with unrelated parties		293,288	3,998,964
Proceeds from film participation with related party	53,819,967
Repayments of film participation financing liabilities principal	(6,681,161)	(1,510,889)	(4,849,323)
Proceeds from other borrowings	2,314,172	6,150,156	1,572,723
Repayments of other borrowings	(6,698,927)		(1,231,034)
Capital contribution by noncontrolling shareholders	48,210	774,030
Acquisition of noncontrolling interests	(725,903)
Net cash (used in) provided by financing activities	93,002,130	24,993,729	(17,640,985)
Effect of foreign exchange rate changes	(669,787)	(227,829)	86,858
Net (decrease) increase in cash	9,456,501	3,120,573	(64,140,635)
Cash and cash equivalents, beginning of year	23,227,922	20,107,349	84,247,984
Cash and cash equivalents, end of year	32,684,423	23,227,922	20,107,349
Supplement disclosure of cash flow information
Income taxes paid	1,663,927	730,709	196,565
Interests paid	3,427,798	967,100	1,502,957
Film participation expenses paid	241,939	132,223	244,399
Supplement disclosure of non-cash investing activities:
Cash consideration for business acquisition settled as an offset against the amount due from Mr. Dong Yu (Note 3)			3,064,993
Outstanding consideration payable for business acquisition (Note 3)			2,383,260
Payable for purchase of property and equipment	$ 6,144,982	$ 8,842,796	$ 5,668,211